Significant accounting policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazilian real
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	6.18	4.85
Average foreign exchange rate, percentage	6.10	4.90
New Peruvian sol
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.77	3.70
Average foreign exchange rate, percentage	3.73	3.73
Japanese yen
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	157.21	140.90
Average foreign exchange rate, percentage	153.66	143.94
Euro
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.96	0.90
Average foreign exchange rate, percentage	0.95	0.92
Mexican peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	20.55	16.92
Average foreign exchange rate, percentage	20.23	17.18
Australian dollar
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1.61	1.46
Average foreign exchange rate, percentage	1.58	1.49
Pound Sterling
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	0.80	0.78
Average foreign exchange rate, percentage	0.79	0.79
South African rand
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	18.82	18.27
Average foreign exchange rate, percentage	18.19	18.61
Chilean peso
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	996.46	877.12
Average foreign exchange rate, percentage	983.24	875.06
Chinese yuan
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	7.31	7.12
Average foreign exchange rate, percentage	7.29	7.15
Indian rupee
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	85.53	83.21
Average foreign exchange rate, percentage	84.95	83.26
Thai Baht
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	34.21	34.36
Average foreign exchange rate, percentage	34.13	34.95
Turkish lira
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	35.33	29.52
Average foreign exchange rate, percentage	34.96	29.09
Korean Won
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	1,472.3	1,290.7
Average foreign exchange rate, percentage	1,438.07	1,304.17
Indonesian Rupiah
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	16,138	15,399
Average foreign exchange rate, percentage	16,035.15	15,502.63
United Arab Emirates dirham
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	3.67	3.67
Average foreign exchange rate, percentage	3.67	3.67
Polish Zloty
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	4.12	3.93
Average foreign exchange rate, percentage	4.07	3.97
UF
Significant Accounting Policies [Line Items]
Closing foreign exchange rate, percentage	38.55	41.94
Average foreign exchange rate, percentage	39.07	42.04